Restructuring Charges	12 Months Ended
Dec. 31, 2015
Restructuring And Related Activities [Abstract]
Restructuring Charges

13.      RESTRUCTURING CHARGES

In October 2015, the Company undertook a restructuring plan which included a workforce reduction of approximately 30%. The components of the restructuring charge included $1,272 for termination costs related to the affected employees, and $30 for lease obligations.

The following table summarizes the details of the Company’s restructuring charges and related reserves:

	Workforce Reduction	Lease Obligation	Total
Charges	$1,272	$30	$1,302
Cash payments	(760)	(9)	(769)
Balance of provision as at December 31, 2015	$512	$21	$533